Property, Plant And Equipment, Net (Schedule of property, plant and equipment, net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Balance	$ 2,478
Balance	2,366	$ 2,478
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	8,334	8,180
Additions	555	489
Disposals	(59)	(330)
Foreign currency translation	(1)	(5)
Balance	8,829	8,334
Cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	257	332
Additions	37	18
Disposals	0	(89)
Foreign currency translation	(1)	(4)
Balance	293	257
Cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	4,764	4,775
Additions	327	193
Disposals	0	(205)
Foreign currency translation	0	1
Balance	5,091	4,764
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	176	169
Additions	49	45
Disposals	(59)	(36)
Foreign currency translation	(0)	(2)
Balance	166	176
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	3,137	2,904
Additions	142	233
Disposals	0	0
Foreign currency translation	0	0
Balance	3,279	3,137
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(5,856)	(5,550)
Additions	(667)	(641)
Disposals	59	328
Foreign currency translation	1	7
Balance	(6,463)	(5,856)
Accumulated Depreciation [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(133)	(204)
Additions	(25)	(22)
Disposals	0	89
Foreign currency translation	1	4
Balance	(157)	(133)
Accumulated Depreciation [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(3,370)	(3,092)
Additions	(448)	(483)
Disposals	0	204
Foreign currency translation	0	1
Balance	(3,818)	(3,370)
Accumulated Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(94)	(76)
Additions	(62)	(55)
Disposals	59	35
Foreign currency translation	0	2
Balance	(97)	(94)
Accumulated Depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(2,259)	(2,178)
Additions	(132)	(81)
Disposals	0	0
Foreign currency translation	0	0
Balance	(2,391)	(2,259)
Depreciated cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	2,478
Balance	2,366	2,478
Depreciated cost [Member] | Office furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	124
Balance	136	124
Depreciated cost [Member] | Manufacturing machinery and lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	1,394
Balance	1,273	1,394
Depreciated cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	82
Balance	69	82
Depreciated cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	878
Balance	$ 888	$ 878